Business combination (Details 2) - CI&T Brazil - Dextra Group R$ in Thousands	Aug. 10, 2021 BRL (R$)
Business combinations
Total intangible assets at fair value (note 14)	R$ 148,523
Network software (note 14)
Business combinations
Total intangible assets at fair value (note 14)	191
Customer relationship (note 14)
Business combinations
Total intangible assets at fair value (note 14)	88,961
Non-compete agreement (note 14)
Business combinations
Total intangible assets at fair value (note 14)	16,257
Brands (note 14)
Business combinations
Total intangible assets at fair value (note 14)	20,501
Internally developed | Software (note 14)
Business combinations
Total intangible assets at fair value (note 14)	R$ 22,613